BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BANK BORROWINGS
Schedule of bank borrowings

	2023	2022

Short-term bank borrowings	183,472	21,501
Long-term bank borrowings	2,809	18,000

	186,281	39,501

Schedule of repayment of the bank borrowings

	2023	2022

To be paid within 1 year	183,472	21,501
To be paid between 1-2 years	2,809	13,371
To be paid between 2-3 years	—	4,629

	186,281	39,501